UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

BATS: Series V Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001.

Registrant’s telephone number, including area code: (800) 882-0052

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2022 – 06/30/2023

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2023 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21457
Reporting Period: 07/01/2022 - 06/30/2023
BlackRock Allocation Target Shares

=========================== BATS: Series A Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series C Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series E Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series M Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series P Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series S Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series V Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Allocation Target Shares

Date:	August 25, 2023